Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Consolidated Statements of (Income) Loss
Net (loss)	$ (43,450)	$ (32,583)	$ (363,812)
Other comprehensive (loss):
Revaluation of marketable securities	(97,698)	(167,890)	(715,125)
Total other comprehensive (loss)	(97,698)	(167,890)	(715,125)
Comprehensive (loss)	$ (141,148)	$ (200,473)	$ (1,078,937)